Liquidity and Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Aug. 31, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Cash and cash equivalents	$ 54,853	$ 86,184			$ 124,892
Net cash used in operating activities	(13,193)	(34,615)
Operating income (loss)	(45,883)	(50,266)
Net working capital	9,413
Debt	59,944
Debt maturing within one year	29,264
Debt and capital lease obligations	45,065	43,862
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations	42,879	41,934
Secured Debt | EDC Loan
Debt Instrument [Line Items]
Minimum cash requirement			$ 15,000	$ 40,000
Debt and capital lease obligations	$ 10,763	$ 14,683